Cash and cash equivalents: (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents:
Schedule of cash and cash equivalents

	December 31,
	2020		2021

Cash and cash held at banks	Ps.	3,514,293	Ps.	$6,589,294
Short term investments		1,678,335		2,180,768
Total cash and cash equivalents	Ps.	5,192,628	Ps.	8,770,062